Unpaid claims - Reconciliation (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Insurance [Abstract]
Cumulative incurred claims, net	$ 1,552,841	$ 962,373	$ 552,456
Less: cumulative paid claims, net	1,448,865	$ 894,877	$ 511,459
Net unpaid claims, including claims adjustment expenses	$ 103,976